Financial Instruments - fair value - Analysis of Financial Instruments Measured at Fair Value (Details) - At Fair Value - Level 3 £ in Millions	6 Months Ended
Jun. 30, 2025 GBP (£)
Contingent consideration liabilities
Contingent consideration liabilities
Beginning balance	£ (133)
Losses recognised in the income statement	(3)
Losses recognised in other comprehensive income	0
Exchange adjustments	2
Transfers	31
Additions	0
Settlements	15
Ending balance	(88)
Other investments | Other investments
Contingent consideration liabilities
Transfers	0
Other investments
Beginning balance	322
Losses recognised in the income statement	(15)
Losses recognised in other comprehensive income	(9)
Exchange adjustments	(20)
Additions	6
Settlements	0
Ending balance	£ 284